Current trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Current trade and other receivables
Schedule of trade, other current receivables and prepayments

	2017	2016	2015
	$m	$m	$m
Amounts due within one year
Trade receivables	2,818	2,625	4,685
Less: Amounts provided for doubtful debts (Note 26)	(16)	(42)	(52)
	2,802	2,583	4,633
Other receivables	793	852	543
Prepayments and accrued income	1,148	879	1,268
	4,743	4,314	6,444
Amounts due after more than one year
Other receivables	156	140	28
Prepayments and accrued income	110	119	150
	266	259	178
Trade and other receivables	5,009	4,573	6,622